STOCKHOLDERS EQUITY (Details 4) - shares	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021
Options [Member]
Number of Shares, Outstanding	3,808,502	3,310,556
Weighted average remaining contractual life, Outstanding	8 months 12 days	5 months 30 days	4 months 24 days
Number of Shares, Exercisable	3,056,125	2,883,458
Weighted average remaining contractual life, Exercisable	2 months 12 days	3 months 18 days	3 months 18 days
Number of Shares, Exercisable	3,056,125	2,883,458	2,766,467
0.75 [Member] | Options [Member]
Number of Shares, Outstanding	2,546,667	2,768,889	4,106,667
Weighted average remaining contractual life, Outstanding	1 month 6 days	3 months 18 days	2 years 2 months 12 days
Number of Shares, Exercisable	2,618,889	2,628,458
Weighted average remaining contractual life, Exercisable	1 month 6 days	2 months 12 days	2 years 2 months 12 days
Number of Shares, Exercisable			4,082,667
2.84 [Member]
Number of Shares, Outstanding			20,000
Weighted average remaining contractual life, Outstanding			4 years 9 months 18 days
Weighted average remaining contractual life, Exercisable			4 years 9 months 18 days
Number of Shares, Exercisable			4,444
2.84 [Member] | Options [Member]
Weighted average remaining contractual life, Outstanding	10 months 24 days
Weighted average remaining contractual life, Exercisable	3 years 3 months 18 days
Number of Shares, Outstanding	1,667
Number of Shares, Exercisable	139
3.75 [Member]
Number of Shares, Outstanding			4,051,223
Weighted average remaining contractual life, Outstanding			2 years 1 month 6 days
Weighted average remaining contractual life, Exercisable			2 years 4 months 24 days
Number of Shares, Exercisable			3,043,073
3.75 [Member] | Options [Member]
Weighted average remaining contractual life, Outstanding	1 year 2 months 12 days	1 year 2 months 12 days
Weighted average remaining contractual life, Exercisable	10 months 24 days	1 year 10 months 24 days
Number of Shares, Outstanding	408,334	341,667
Number of Shares, Exercisable	202,222	88,333
5.10 [Member]
Number of Shares, Outstanding			33,333
Weighted average remaining contractual life, Outstanding			1 month 6 days
Weighted average remaining contractual life, Exercisable			1 month 6 days
Number of Shares, Exercisable			33,333
27.00 [Member]
Number of Shares, Outstanding			85,185
Weighted average remaining contractual life, Outstanding			1 month 6 days
Weighted average remaining contractual life, Exercisable			1 month 6 days
Number of Shares, Exercisable			85,185
1.50 [Member] | Options [Member]
Number of Shares, Outstanding	200,000	200,000
Weighted average remaining contractual life, Outstanding	0 years	5 months 30 days	3 months 18 days
Number of Shares, Exercisable	200,000	166,667
Weighted average remaining contractual life, Exercisable	0 years	6 months	3 months 18 days
Number of Shares, Exercisable			200,000
Warrant [Member]
Number of Shares, Outstanding	59,470,897	8,550,852	8,296,408
Weighted average remaining contractual life, Outstanding	3 years 8 months 12 days	2 years 6 months	2 years 2 months 12 days
Number of Shares, Exercisable	58,505,968	7,598,630
Weighted average remaining contractual life, Exercisable	3 years 7 months 6 days	2 years 4 months 24 days	2 years 3 months 18 days
Number of Shares, Exercisable	58,505,968	7,598,630	7,248,702
Warrant [Member] | 0.01 Price [Member]
Number of Shares, Outstanding	2,179,439
Weighted average remaining contractual life, Outstanding	4 years
Number of Shares, Exercisable	2,179,439
Weighted average remaining contractual life, Exercisable	4 years
Warrant [Member] | 0.75 [Member]
Number of Shares, Outstanding	7,109,555	7,440,667
Weighted average remaining contractual life, Outstanding	2 years 1 month 6 days	2 years 6 months
Number of Shares, Exercisable	6,535,182	6,658,445
Weighted average remaining contractual life, Exercisable	2 years	2 years 3 months 18 days
Warrant [Member] | 3.75 [Member]
Weighted average remaining contractual life, Outstanding	2 years 10 months 24 days	3 years 2 months 12 days
Weighted average remaining contractual life, Exercisable	3 years 3 months 18 days	3 years 8 months 12 days
Number of Shares, Outstanding	501,667	435,000
Number of Shares, Exercisable	303,889	291,667
Warrant [Member] | 27.00 [Member]
Weighted average remaining contractual life, Outstanding		4 months 24 days
Weighted average remaining contractual life, Exercisable		4 months 24 days
Number of Shares, Outstanding		18,518
Number of Shares, Exercisable		18,518
Warrant [Member] | 0.84 [Member]
Number of Shares, Outstanding	25,000
Weighted average remaining contractual life, Outstanding	0 years
Number of Shares, Exercisable	0
Weighted average remaining contractual life, Exercisable	0 years
Warrant [Member] | 1.50 [Member]
Number of Shares, Outstanding	400,000	400,000
Weighted average remaining contractual life, Outstanding	2 years 2 months 12 days	3 years 2 months 12 days
Number of Shares, Exercisable	400,000	400,000
Weighted average remaining contractual life, Exercisable	2 years 2 months 12 days	3 years 2 months 12 days
Warrant [Member] | 3.00 [Member]
Weighted average remaining contractual life, Outstanding	2 years 10 months 24 days	3 years 10 months 24 days
Weighted average remaining contractual life, Exercisable	2 years 10 months 24 days	3 years 10 months 24 days
Number of Shares, Outstanding	66,667	66,667
Number of Shares, Exercisable	66,667	66,667
Warrant [Member] | 1.07 [Member]
Number of Shares, Outstanding	49,011,902
Weighted average remaining contractual life, Outstanding	4 years
Number of Shares, Exercisable	49,011,902
Weighted average remaining contractual life, Exercisable	4 years
Warrant [Member] | 1.24 [Member]
Number of Shares, Outstanding	150,000
Weighted average remaining contractual life, Outstanding	0 years
Number of Shares, Exercisable	0
Weighted average remaining contractual life, Exercisable	0 years
Warrant [Member] | 1.95 [Member]
Number of Shares, Outstanding	26,667
Weighted average remaining contractual life, Outstanding	3 years 9 months 18 days
Number of Shares, Exercisable	8,889
Weighted average remaining contractual life, Exercisable	3 years 9 months 18 days
Warrant [Member] | 6.00 [Member]
Weighted average remaining contractual life, Outstanding		2 months 12 days
Weighted average remaining contractual life, Exercisable		2 months 12 days
Number of Shares, Outstanding		163,333
Number of Shares, Exercisable		163,333